Accounting Policies, by Policy (Policies)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Presentation and Principles of Consolidation

Presentation and Principles of Consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America. All inter-company transactions and balances have been eliminated upon consolidation.

	Register		Ownership as of
Entity name	Location	Background	March 31, 2026
ZK International Group Co., Ltd. (“ZK International”)	BVI	- Incorporated on May 13, 2015 - Registered capital of USD 50,000, not paid - A holding company with no operation activities itself for the years then ended	5.51% by Golden Hill Investment Management Co., Ltd. 5.92% by WANG Guo Lin

xSigma Collectibles Limited	BVI	- Incorporated on July 6, 2021 - Registered capital of USD 100, not paid - Principally operated in NFT (Non-Fungible Token) marketplace	100% by ZK International

XSigma Entertainment Limited	BVI	- Incorporated on March 17, 2021 - Registered capital of USD 50,000, not paid - A holding company that holds ownership in CG Malta, a sports betting and casino operator	100% by ZK International

Waterside Inc. Colorado, United States of America (“Waterside Colorado”)	USA	- Incorporated on September 22, 2022 - Principally operated	100% by ZK International

Zhengkang International Hong Kong Limited (“ZK Hong Kong”)	Hong Kong	- Incorporated on October 31, 2025	100% by Waterside Colorado

Shijiazhuang Zhongkang Technology Co.,Ltd (“Zhongkang Technology”)	People’s Republic of China	- Incorporated on November 19, 2025 - Registered capital of RMB 10,000,000, not paid -Principally operated in technology services, new energy business, etc.	100% by ZK Hong Kong

Shenzhen Likang Xinye Equipment Sales Co., Ltd (“Shenzhen Likang Xinye”)	People’s Republic of China	- Incorporated on February 26, 2026 - Registered capital of RMB 5,000,000, not paid -Principally operated in sales of electronic components, photovoltaic equipment and components, etc.	100% by Zhongkang Technology

Going Concern Consideration

Going Concern Consideration

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the consolidated financial statements, the Company incurred net losses of $17.0 million and $0.8 million for the six months ended March 31, 2026 and 2025, respectively. The net loss of approximately $17.0 million for the 2026 period was substantially driven by losses from continuing operations, primarily attributable to non-recurring items including an $8.1 million loss on disposal of subsidiaries and $7.1 million in stock-based compensation. The Company had accumulated deficits of $68.3 million as of March 31, 2026. Net cash used in operating activities of continued operations was $0.3 million for the six months ended March 31, 2026. In addition, although the Company reported total assets of $66.4 million as of March 31, 2026, these assets were driven primarily by prepayments, digital assets consideration receivable and receivable from disposal of subsidiaries, which collectively amounted to $62.6 million (including $21.6 million of procurement advances, $20.0 million of digital assets consideration receivable, and $21.0 million of receivable from disposal of subsidiaries), rather than by cash or other immediately available liquid resources. These conditions raised substantial doubts about the Company’s ability to continue as a going concern.

In response to the conditions described above, management has taken and plans to take the following actions to improve the Company’s financial position and operations:

a. The Company will fund its development and future operations through (i) continued growth of its pipeline monitoring components resale business, which generated revenues of $1,001,426 during the six months ended March 31, 2026, (ii) pursuing additional equity financing, following the approximately $20.9 million raised during the current period, and (iii) the planned introduction of AI computing power services to third-party customers, which is expected to generate incremental revenue streams.

b. Should the Group fail to achieve the above objectives, it may require additional financing to execute its business plans. Such financing may be in the form of equity or debt, the timing, terms, and availability of which cannot be assured. If the Group is unable to secure necessary capital on acceptable terms or at all, or if it fails to improve gross margins and reduce operating expenses, it may be unable to implement its current expansion strategy.

However, there can be no assurance that these plans and arrangements will be sufficient to fund the Company’s ongoing capital expenditure, working capital, and other requirements. Management has concluded that, notwithstanding the implementation of the plans described above, substantial doubt about the Company’s ability to continue as a going concern exists as of the date of issuance of these consolidated financial statements. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of assets or the amounts or classification of liabilities that may result from the outcome of this uncertainty.

Measurement of credit losses on financial instruments

Measurement of credit losses on financial instruments

On October 1, 2021, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” for financial assets stated at amortized cost including accounts receivable, refundable deposits, prepayments and other receivables. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include, but are not limited to, expected credit loss of accounts receivable, inventory valuation, useful life of property, plant and equipment, intangible asset impairment, allowances of long-term prepayment, long-term investment impairment, and income taxes related to realization of deferred tax assets, right-of-use assets, stock-based compensation, and uncertain tax position. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The financial records of the Company’s PRC subsidiaries are maintained in their local currencies which are RMB as functional currency. Monetary assets and liabilities denominated in currencies other than their local currencies are translated into local currencies at the rates of exchange in effect at the balance sheet dates. Transactions denominated in currencies other than their local currencies during the year are converted into local currencies at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income/ (expense), net in the statements of operations and comprehensive income.

ZK International maintained its financial record using the United States dollar (“US dollar”) as the functional currency, while the subsidiaries of the Company in mainland China maintained their financial records using RMB as the functional currencies. The reporting currency of the Company is US dollar. When translating local financial reports of the Company’s subsidiaries into US dollar, assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of operations and comprehensive income.

The relevant exchange rates are listed below:

US$ to RMB

	Period End	Average
March 31, 2026	6.8980	7.0061
September 30, 2025	7.1190	7.2043
March 31, 2025	7.2567	7.2308

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.

Long-term investments

Long-term investments

Effective October 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-01 and related ASU 2018-03 concerning recognition and measurement of financial assets and financial liabilities. In adopting this new guidance, the Company has made an accounting policy election to adopt an adjusted cost method measurement alternative for investments in equity securities without readily determinable fair values.

For equity investments that are accounted for using the measurement alternative, the Company initially records equity investments at cost but is required to adjust the carrying value of such equity investments through earnings when there is an observable transaction involving the same or a similar investment with the same issuer or upon an impairment.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable arise from the product sales in the normal course of business. The Company usually determines the adequacy of reserves for allowance of credit loss based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Uncollectible receivable are written-off against the allowance for credit loss after management has determined that the likelihood of collection is not probable.

The Company use a loss rate method to estimate the allowance for credit losses. For those past due balances over one year and other higher risk receivables identified by the Company are reviewed individually for collectability. The Company evaluates the expected credit loss of accounts receivable based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

The allowance for credit loss recognized as of March 31, 2026 and September 30, 2025 was $3,541 and nil, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when appropriate to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

Advance to Suppliers and Advance from Customers

Advance to Suppliers and Advance from Customers

Advance to suppliers refer to advances for purchase of materials or other service agreements, which are applied against trade accounts payable when the materials or services are received. Advance from customers refer to advances received from customers regarding product sales, which are applied against accounts receivable when products are sold.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered impaired.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, Financial Instruments, defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities that qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 inputs to the valuation methodology use one or more unobservable inputs which are significant to the fair value measurement.

For the Company’s financial instruments, including cash and cash equivalents, restricted cash, short-term investment, accounts receivable, accounts payable, short-term investment, other current assets, due to related parties, convertible notes, lease liabilities, other liabilities, notes receivable, notes payable, bank borrowings, long-term prepayment, long-term accounts receivable, other receivables and other borrowings, the carrying amounts approximate their fair values due to their short maturities as of March 31, 2026 and September 30, 2025. For lease liabilities, fair value approximates their carrying value at the year end as the interest rates used to discount the host contracts approximate market rates. The carrying amount of the non-current bank borrowings approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

In addition, the Company holds an equity investment in NIXXY, Inc. (NASDAQ: NIXX), a publicly traded company. The investment is measured at fair value, which is determined based on quoted market prices in an active market, and is classified within Level 1 of the fair value hierarchy. In accordance with ASC 321, Investments — Equity Securities, changes in the fair value of this investment are recognized in earnings. During the six months ended March 31, 2026, the Company recognized an unrealized loss of $612,527 related to this investment.

The Company noted no transfers between levels during any of the periods presented. The Company did not identify any instruments that were measured at fair value on a recurring or non-recurring basis for the six months ended March 31, 2026 and 2025, other than the equity investment in NIXXY, Inc. as described above. The digital assets consideration receivable of $20,020,000 recognized as of March 31, 2026 was measured at the transaction price and was not subject to fair value measurement as of the reporting date, as the underlying digital assets had not yet been received.

Digital Assets

Digital Assets

Upon receipt, the Company accounts for digital assets in accordance with Accounting Standards Update (“ASU”) 2023-08, Accounting for and Disclosure of Crypto Assets (ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets). ASU 2023-08 is effective for fiscal years beginning after December 15, 2024 and is applicable to the Company for its fiscal year beginning October 1, 2025. Under ASC 350-60, crypto assets that meet the applicable criteria are measured at fair value, with changes in fair value recognized in net income.

Management evaluates whether each digital asset meets the definition of a crypto asset under ASC 350-60, including whether it is an intangible asset, fungible, not created or issued by the Company or its related parties, not a financial instrument or security, and created or resides on a distributed ledger. The evaluation also considers the other criteria in ASC 350-60, including whether the asset provides rights to or claims on underlying goods, services, or other assets and whether it is secured through cryptography.

Digital assets that do not meet all of the criteria in ASC 350-60 are accounted for as indefinite-lived intangible assets under ASC 350 and are measured at cost less any impairment.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Property and Equipment, net

Property and Equipment, net

Property, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Category	Estimated useful lives
Computer	3 years

Upon retirement or disposition, the asset cost and related accumulated depreciation are removed with any gain or loss recognized in the consolidated statements of operations and comprehensive income. Repair and maintenance costs that do not extend the economic life of the underlying assets are expensed as incurred.

Costs incurred in constructing new facilities, including progress payments and other costs related to construction, are capitalized, and transferred to property, plant and equipment on completion, at which time depreciation commences.

Intangible Assets	Intangible Assets Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Category	Estimated useful lives
Software	5 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company management review the carrying values of long-lived assets whenever events and circumstances, such as a significant decline in the asset’s market value, obsolescence or physical damage affecting the asset, significant adverse changes in the assets use, deterioration in the expected level of the assets performance, cash flows for maintaining the asset are higher than forecast, indicate that the net book value of an asset may not be recovered through expected future cash flows from its use and eventual disposition. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

There was no impairment charge recognized for long - lived assets as of March 31, 2026 and 2025.

Value-added Tax

Value-added Tax

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The Company is subject to a VAT rate of 17% before May 1, 2018, a VAT rate of 16% effective on May 1, 2018, and the most current VAT rate of 13% effective on April 1, 2019. The VAT payable may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.

Convertible note, net

Convertible note, net

The Company evaluated the convertible notes issued pursuant to the ASC 470-20-25-4 Beneficial Conversion Feature (“BCF”) guidance for the year ended September 30, 2022 and 2021. The BCF was measured the intrinsic values for convertible notes on the commitment dates, which are the dates that the agreements were signed with the investors. The Company’s convertible notes both have stated redemption dates (maturity dates), which are 12 months from the issuance dates, the BCF values will be accreted from issuance date to the conversion date or the stated maturity date, whichever is earlier. The accretion calculation is based on effective interest rate method consistent with the ordinary debt instruments.

ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, provides simplification of the convertible debt accounting framework by eliminating the cash conversion and the beneficial conversion feature accounting models for convertible debt and convertible preferred stock. The new guidance removes from GAAP separation models for convertible debt that require the convertible debt to be separated into a debt and equity component, unless the conversion feature is required to be bifurcated and accounted for as a derivative or the debt is issued at a substantial premium. ASU 2020-06 requires adoption using either modified retrospective method or full retrospective method. The Company adopted ASU 2020-06 since October 1, 2022.

Under the new framework, the reporting entity will decide the accounting for its convertible notes in the following steps: (1) a reporting entity will first decide whether to elect the fair value option under ASC 825-10 (convertible debt issued with a substantial premium may be ineligible for the fair value option); (2) if the fair value option is not elected, the reporting entity must assess whether the conversion feature requires bifurcation pursuant to ASC 815; (3) if bifurcation is not required, the reporting entity must evaluate whether the convertible debt was issued with a substantial premium; (4) if the fair value option is not elected, the conversion option is not required to be bifurcated, and the convertible debt was not issued with a substantial premium, the convertible debt will be accounted for as a single unit of account under the “traditional convertible security” model. Debt discount is amortized over the period during which the convertible note is expected to be outstanding (through the maturity date) as additional non-cash interest expense.

Stock-based compensation

Stock-based compensation

The Company accounts for share-based payment exchanged for services at the estimated grant date fair value. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model and the Company estimates the stock warrants by performing Monte Carlo simulation analysis to calculate the fair value of the committed warrants. The Company’s share price was simulated under a risk-neutral framework using Geometric Brownian Motion (“GBM”). The daily share price was simulated from the valuation date through to the latest expiry date. The assumptions used in calculating the fair value of stock-based compensation represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Expected Term - The expected term of options represents the period that the Company’s stock option are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term.

Expected Volatility - The Company computes stock price volatility over expected terms based on its historical common stock trading prices.

Risk-Free Interest Rate - The Company bases the risk-free interest rate on the implied yield available on U. S. Treasury zero coupon issues with an equivalent remaining term.

Expected Dividend - The Company has never declared or paid any cash dividends on its common shares and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.

Revenue Recognition (Continued)

Revenue Recognition (Continued)

The Company adopted ASC Topic 606 using the modified retrospective adoption method. Based on the requirements of ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Group expects to be entitled to receive in exchange for those goods or services. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price
5)	Recognize revenue when or as the entity satisfies a performance obligation

Revenue from product sales is recognized at the point in time control of the products is transferred, generally upon customer receipt based upon the contract terms. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Group’s sales terms provide no right of return outside of a standard quality policy and has not experienced any sales returns.

Cost of revenue (Continued)	Cost of revenue (Continued) Costs of revenues primarily consist of the purchase costs of pipeline monitoring components and peripheral products, as well as other direct costs.
Revenue Recognition (Discontinued)

Revenue Recognition (Discontinued)

The Company generates its revenues mainly from sales of steel piping products and sales of steel materials such as stainless steel coil and strip. The Company follows Financial Accounting Standards Board (FASB) ASC 606 and accounting standards updates (“ASU”) 2014-09 for revenue recognition. On October 1, 2018, the Company has early adopted ASC 606, which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) Identify the Contract with a Customer, (2) Identify the Performance Obligations in the Contract, (3) Determine the Transaction Price, (4) Allocate the Transaction Price to the Performance Obligations in the Contract, and (5) Recognize Revenue When (or As) the Entity Satisfies a Performance Obligation. Results for reporting periods beginning after October 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the previous accounting standards ASC 605. The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and there was no material unfinished contracts with customers upon adoption of ASC 606, therefore there was no material changes to the Company’s consolidated financial statements upon adoption of ASC 606, and there have not been any significant changes to company’s business processes, systems, or internal controls as a result of implementing the standard.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which are distinct, to be the identified performance obligations.

In determining the transaction price the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled. The Company has assessed the financing component on contract basis, and conclude there is no significant financing component exist either implicitly or explicitly. The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenues are reported net of all value added taxes. The Company does not routinely permit customers to return products, while in certain conditions product changes are allowed, and historically customer returns have been immaterial and due to the nature of company’s products no warranty is offered. Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery.

Cost of revenue (Discontinued)

Cost of revenue (Discontinued)

Cost of revenue consists primarily of cost of materials, direct labors, overhead, and other related incidental expenses that are directly attributable to the Company’s principal operations.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments. Comprehensive income (loss) is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive income (loss), as presented on the consolidated balance sheets, represents the cumulative foreign currency translation adjustments. For the six months ended March 31, 2026 and 2025, the Company recorded other comprehensive income of $1,481,532 and other comprehensive loss of $1,115,725, respectively.

Earnings Per Share

Earnings Per Share

Earnings (loss) per share is calculated in accordance with ASC 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

Segment reporting

Segment reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker identified as the Chief Executive Officer for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM reviews consolidated results including revenue and operating income at a consolidated level. This resulted in only one reportable segment in the Group: (1) Bulk trading business of peripheral products such as pipeline monitoring components.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease and finance lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Risks and Uncertainties

Risks and Uncertainties

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration Risks

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Group’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Group is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

For the six months ended March 31, 2026, all of the Company’s revenue was generated from four customers, which collectively accounted for 100.0% of total revenue.

Disclosure of details regarding the Company’s four customers in respect of the concentration of sales revenues generated from third-party customers:

	For the six months ended
	March 31, 2026
Customer A	328,096	32.8%
Customer B	343,824	34.3%
Customer C	124,480	12.4%
Customer D	205,026	20.5%
Total	1,001,426	100.0%

For the six months ended March 31, 2026, cost of revenue derived from the Company’s top four suppliers accounted for 87.1% of total cost of revenue.

Disclosure of details regarding the Company’s top four suppliers in respect of the concentration of sales costs generated from third-party suppliers:

	For the six months ended
	March 31, 2026
Supplier A	262,783	26.5%
Supplier B	340,227	34.3%
Supplier C	135,924	13.7%
Supplier D	124,603	12.6%
Total	863,537	87.1%

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in this ASU modify the disclosure requirements on fair value measurements. ASU 2018-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This ASU is effective for annual reporting periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. This update permits the use of either the modified retrospective or fully retrospective method of transition.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (“Topic 326”). This ASU provides a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses. For public business entities, ASU 2025-05 will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance will be applied on a prospective basis. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance.

New Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures” which primarily requires disaggregated disclosure of certain expense categories in the notes to the financial statements on an annual and interim basis. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted, and the Company is currently assessing the impact of adoption.

Discontinued Operation

Discontinued operation

On March 26, 2026, ZK International Group Co., Ltd.(“the Company”) held its 2026 Extraordinary General Meeting of Shareholders. At the Meeting, the shareholders voted to approve the proposed sale of the Company’s subsidiaries, ZK Pipe Industry Co. Ltd., a company incorporated under the laws of Hong Kong, Wenzhou Weijia Pipeline Development Co., Ltd., a company incorporated under the laws of the People’s Republic of China (the “PRC”), Zhejiang Zhengkang Industrial Co. Ltd., a company incorporated under the laws of the PRC, Wenzhou Zhengfeng Industry and Trade Co. Ltd., a company incorporated under the laws of the PRC, Wenzhou Suona Piping Limited, a company incorporated under the laws of the PRC, XSigma Corporation, a company incorporated under the laws of the British Virgin Islands, xSigma Trading, LLC, a Delaware limited liability company, and ZK International Uganda Limited (collectively, the “Disposed Entities”), a company incorporated under the laws of the Republic of Uganda, to PIONEER INVESTMENT MANAGEMENT LTD. (the “Purchaser”) a U.S. company, in exchange for a cash consideration of $21,000,000.

On March 30, 2026, the Company entered into a Stock Purchase Agreement (the “Agreement”) with the Purchaser, pursuant to which the parent Company will transfer all of its equity interests in the disposed entities to the Purchaser. Upon the closing of the disposal (the “Closing Date”), the disposed entities will cease to be consolidated subsidiaries of the Parent Company and will operate as a standalone combined group under the ownership of the Purchaser.

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held-for-sale; (2) the component of an entity or group of components of an entity is disposed of by sale; and (3) the component of an entity or group of components of an entity is disposed of other than by sale.

For any component classified as held for sale or disposed of by sale or other than by sale that qualifies for presentation as a discontinued operation during the six months ended March 31, 2026, the Company has reclassified certain comparative amounts in the consolidated statements of operations for the six months ended March 31, 2025 to conform to the presentation adopted for the six months ended March 31, 2026. The results of discontinued operations for the six months ended March 31, 2026 have been presented separately as a single line item in the consolidated statements of operations for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operations for the six months ended March 31, 2026 have been separately presented by operating, investing, and financing activities in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

Gain (Loss) on disposal

As of March, 31
2026
$
Disposal proceeds	21,000,000
AOCI reclassified to earnings	(2,313,586)
Carrying amount of NCI at disposal date	122,404
Sub total- amounts increasing the gain	18,808,818
Less: carrying amount of identifiable net assets disposed	(26,877,625)
Gain / (loss) on disposal	(8,068,807)

Result of discontinued operations:

	For the Six months Ended
	March 31,	March 31,
	2026	2025
	$	$
Revenues	21,931,634	39,996,372
Cost of sales	19,455,086	37,810,270
Gross profit	2,476,548	2,186,102

Operating expenses:
Selling and marketing expenses	739,603	881,686
General and administrative expenses	1,423,256	1,122,590
Research and development costs	431,708	396,934
Total operating expenses	2,594,567	2,401,210

Loss from discontinued operations	(118,019)	(215,108)

Other income/(expenses):
Interest expenses	(192,901)	(349,499)
Interest income	4,859	4,052
Other income	234,509	46,574
Total other income (expenses), net	46,467	(298,873)

Loss from discontinued operations before income taxes	(71,552)	(513,982)

Income tax expense	-	14,171

Net loss discontinued operations	(71,552)	(528,153)
	As of
	March 31,	September 30,
	2026	2025
	$	$
ASSETS
Current Assets
Cash and cash equivalents	2,692,810	2,305,332
Restrict cash	2,254,039	1,512,639
Account receivables, net:	25,116,333	23,088,679
Notes receivable	515,406	161,567
Prepayment, deposit and other receivable - current	3,171,612	2,658,258
Due from related parties	1,635,204	248,158
Inventories	13,015,037	13,079,177
Advance to suppliers	3,607,575	1,596,383
Total Current Assets	52,008,016	44,650,193
Non-Current Assets
Property, plant and equipment, net	7,741,474	7,806,396
Operating lease right-of-use assets	109,646	138,266
Long-term prepaid expenses	113,664	161,541
Intangible assets, net	1,128,939	1,172,324
Long-term accounts receivable	5,644,400	5,371,315
Total Non-Current Assets	14,738,123	14,649,842
Total Assets	66,746,139	59,300,035

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accounts payable	3,448,484	2,485,280
Accrued expenses and other current liabilities	4,600,333	4,298,084
Operating lease liability - current	27,690	52,483
Accrued payroll and welfare	2,886,616	2,730,888
Advance from customers	2,051,158	1,125,528
Due to related parties	13,482	13,064
Bank borrowings - current	13,482,169	12,072,623
Long-term Bank borrowings - current	2,645,694	3,945,077
Notes payables	4,698,062	81,037
Total Current Liabilities	33,853,688	26,804,064
Non-Current Liabilities
Lease liabilities	29,034	56,281
Other long-term borrowing loans	5,985,793	6,319,708
Total Non-Current Liabilities	6,014,827	6,375,989
Total Liabilities	39,868,515	33,180,053

Cash flows of the discontinued operations:

	For the Six Months Ended
	March 31,	March 31,
	2026	2025
	$	$
Net cash provided by/(used in) discontinued operations	997,456	(1,476,599)
Net cash provided by/(used in) from operating activities	3,370,083	(661,746)
Net cash (used in)/provided by investing activities	(89,815)	119,431
Net cash used in financing activities	(2,282,812)	(934,284)